Derivative Financial Instruments and Certain Hedging Activities (Narrative) (Detail) In Millions, unless otherwise specified	6 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Euro Notional Amount [Member] EUR (€)	Dec. 31, 2012 USD Notional Amount [Member] USD ($)	Dec. 31, 2011 Cash Flow Hedging [Member] CHF	Dec. 30, 2012 Currency Swaps [Member]	Dec. 31, 2012 Currency Swaps [Member]	Dec. 31, 2012 Currency Swaps [Member] EUR (€)	Dec. 31, 2011 Currency Swaps [Member] USD ($)	Dec. 31, 2012 Currency Swaps [Member] Euro Notional Amount [Member] EUR (€)	Sep. 30, 2010 Currency Swaps [Member] Euro Notional Amount [Member] EUR (€)	Dec. 31, 2012 Currency Swaps [Member] USD Notional Amount [Member] USD ($)	Sep. 30, 2010 Currency Swaps [Member] USD Notional Amount [Member]	Dec. 31, 2012 Attributed To Exposure In Forward Selling/Purchase Of USD [Member] USD ($)	Dec. 31, 2012 Attributed To Exposure In Forward Selling/Purchase Of Euros [Member] USD ($)	Dec. 31, 2012 Attributed To Exposure In Forward Selling/Purchase Of Pound Sterling [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)
Derivative [Line Items]
Net contractual amounts of forward contracts		$ 438.9												$ 214.6	$ 162.2	$ 62.1
Net unfavorable fair values of currency contracts																	1.7	(2.4)
Payment for construction of certain manufacturing equipment					7.3
Accumulated other comprehensive income at settlement		0.1
Notional amounts of cross currency swaps								207.9		207.9		250.0
Derivative, maturity date										Oct. 01, 2015		Oct. 01, 2015
Length of swaps, years										10 years		10 years
Principal exchange amount received			207.9
Principal exchange amount paid				250.0
Interest rate receivable/payable on derivative notional amount, per annum			4.52%	6.00%							4.52%		5.80%
Early settlement of swap											41.6
Date of early settlement of a swap						Oct. 01, 2010	Oct. 01, 2010	Oct. 01, 2010
Final Cash payment for settlement of swaps	1.8
Unfavorable fair values of the ten year swaps									$ 13.2